Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets Net [Abstract]
Software	$ 1,219,705	$ 513,946
Less: accumulated amortization	(364,593)	(127,436)
Intangible assets, net	$ 855,112	$ 386,510